Fair value measurement - Copper stream embedded derivative, key inputs were used (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Key inputs used for valuation
Percentage of assets	5.00%
Percentage of possible decrease in unobservable assets	5.00%
Copper stream embedded derivative | Spot price
Key inputs used for valuation
Significant unobservable input, asset	8,653	8,556
Percentage of liabilities	5.00%
Increase (decrease) in fair value	$ 4,488
Percentage of possible decrease in unobservable liabilities	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 4,525
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		$ 4,053
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets		$ 4,083
Copper stream embedded derivative | Price volatility
Key inputs used for valuation
Significant unobservable input, asset	23.55	22.87
Copper stream embedded derivative | Own credit spread
Key inputs used for valuation
Significant unobservable input, asset	8.67	8.94